Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income tax provision

	2021		2020		2019
Income taxes, current (1)	Ps.	6,376,268	Ps.	6,802,510	Ps.	5,267,157
Income taxes, deferred		369,510		(1,574,610)		(2,598,712)
	Ps.	6,745,778	Ps.	5,227,900	Ps.	2,668,445

(1)	The current income tax of Mexican companies payable in Mexico represented 96%, 93% and 95% of total current income taxes in 2021, 2020 and 2019, respectively.

Schedule of maturities of income tax payable

2022	Ps.	667,048
2023		104,825
	Ps.	771,873

Schedule of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes

	%	%	%
	2021	2020	2019
Statutory income tax rate	30	30	30
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	20	25	5
Asset tax	—	—	(2)
Tax loss carryforwards	4	7	(13)
2014 Tax Reform	—	—	1
Foreign operations	(1)	(2)	8
Disposition of investments	(3)	—	3
Disposition of Radiópolis	—	3	—
Share of income in associates and joint ventures, net	6	2	(2)
(Reversal of impairment loss) Impairment loss in investment in shares of UHI	(8)	30	—
Effective income tax rate	48	95	30

Schedule of years of expiration of tax loss carryforwards

	Tax Loss
	Carryforwards
	for Which
	Deferred Taxes
Year of Expiration	Were Recognized
2022	Ps.	79,295
2023		9,883
2024		325,535
2025		8,817,805
2026		7,076,201
Thereafter		7,878,620
	Ps.	24,187,339

Schedule of deferred income taxes

	2021		2020

Assets:
Accrued liabilities	Ps.	7,128,606	Ps.	6,219,312
Loss allowance		946,559		1,235,658
Customer advances		1,854,424		1,600,334
Derivative financial instruments		615		972,991
Property, plant and equipment, net		3,704,746		2,084,550
Prepaid expenses and other items		4,508,914		5,868,717
Tax loss carryforwards:
Operating		6,240,930		5,481,738
Capital (1)		5,160,921		5,767,847
Tax credit carryforward (2)		5,738,832		—

Liabilities:
Investments		(1,733,507)		(729,910)
Intangible assets and transmission rights		(2,807,484)		(2,549,784)
Deferred income tax assets of Mexican companies		30,743,556		25,951,453
Deferred income tax assets of certain foreign subsidiaries		218,983		261,929
Deferred income tax assets, net	Ps.	30,962,539	Ps.	26,213,382

(1)	Net of the benefit from tax loss carryforwards derived from the disposal in 2014 of the Group’s investment in GSF, in the amount of Ps.4,145,649 and Ps.4,668,717 in 2021 and 2020, respectively.
(2)	Tax credit carryforward derived from a capital reduction made by one of the Company´s subsidiaries in December 2021, which can be credited in a three-year period in accordance with applicable tax law.

The gross roll-forward of deferred income tax assets, net, is as follows:

	2021		2020
At January 1	Ps.	26,213,382	Ps.	17,132,915
Statement of (expense charge) income credit		(369,510)		1,574,610
Other comprehensive income (“OCI”) credit		(619,304)		7,528,693
Tax credit		5,738,832		—
Reserve for low value		(861)		—
Disposed operations		—		(22,836)
At December 31	Ps.	30,962,539	Ps.	26,213,382

The roll-forward of deferred income tax assets and liabilities for the year 2021, was as follows:

			Credit (Charge)		Credit (Charge)		Credit
			to Consolidated		to OCI and		(Charge)
	At January 1,		Statement of		Retained		to Other		At December 31,
	2021		Income		Earnings		Accounts		2021
Assets:
Accrued liabilities	Ps.	6,219,312	Ps.	909,294	Ps.	—	Ps.	—	Ps.	7,128,606
Loss allowance		1,235,658		(289,099)		—		—		946,559
Customer advances		1,600,334		254,090		—		—		1,854,424
Derivative financial instruments		972,991		(394,096)		(578,280)		—		615
Property, plant and equipment, net		2,084,550		1,620,196		—		—		3,704,746
Prepaid expenses and other items		5,868,717		(1,274,995)		(83,947)		(861)		4,508,914
Tax loss carryforwards		11,249,585		152,266		—		—		11,401,851
Deferred income tax assets of foreign subsidiaries		261,929		(42,946)		—		—		218,983
Tax Credit		—		—		—		5,738,832		5,738,832

Liabilities:
Investments		(729,910)		(1,046,520)		42,923		—		(1,733,507)
Intangible assets and transmission rights		(2,549,784)		(257,700)		—		—		(2,807,484)
Deferred income tax assets, net	Ps.	26,213,382	Ps.	(369,510)	Ps.	(619,304)	Ps.	5,737,971	Ps.	30,962,539

The roll-forward of deferred income tax assets and liabilities for the year 2020, was as follows:

			Credit (Charge)		Credit (Charge)
			to Consolidated		to OCI and
	At January 1,		Statement of		Retained		Disposed		At December 31,
	2020		Income		Earnings		Operations		2020
Assets:
Accrued liabilities	Ps.	4,352,021	Ps.	1,867,291	Ps.	—	Ps.	—	Ps.	6,219,312
Loss allowance		1,550,482		(314,824)		—		—		1,235,658
Customer advances		1,499,462		100,872		—		—		1,600,334
Derivative financial instruments		273,210		288,737		411,044		—		972,991
Property, plant and equipment, net		1,650,860		433,690		—		—		2,084,550
Prepaid expenses and other items		3,700,673		2,087,586		103,294		(22,836)		5,868,717
Tax loss carryforwards		13,025,006		(1,516,219)		(259,202)		—		11,249,585
Deferred income tax assets of foreign subsidiaries		163,747		98,182		—		—		261,929

Liabilities:
Investments		(6,676,401)		(1,327,066)		7,273,557		—		(729,910)
Intangible assets and transmission rights		(2,406,145)		(143,639)		—		—		(2,549,784)
Deferred income tax assets, net	Ps.	17,132,915	Ps.	1,574,610	Ps.	7,528,693	Ps.	(22,836)	Ps.	26,213,382

The tax (charge) credit relating to components of other comprehensive income is as follows:

	2021
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	279,825	Ps.	(83,947)	Ps.	195,878
Exchange differences on translating foreign operations		92,555		151,555		244,110
Derivative financial instruments cash flow hedges		1,927,601		(578,280)		1,349,321
Open-Ended Fund		(19,718)		5,915		(13,803)
Other equity instruments		(123,359)		37,008		(86,351)
Share of income or loss of associates and joint ventures		245,714		—		245,714
Other comprehensive loss	Ps.	2,402,618	Ps.	(467,749)	Ps.	1,934,869
Current tax			Ps.	151,555
Deferred tax				(619,304)
			Ps.	(467,749)

	2020
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(344,313)	Ps.	103,294	Ps.	(241,019)
Exchange differences on translating foreign operations		133,522		408,221		541,743
Derivative financial instruments cash flow hedges		(1,370,145)		411,044		(959,101)
Warrants exercised for common stock of UHI		(21,899,164)		6,639,400		(15,259,764)
Open-Ended Fund		(904,423)		268,906		(635,517)
Other equity instruments		(353,496)		106,049		(247,447)
Share of loss of associates and joint ventures		(61,033)		—		(61,033)
Other comprehensive loss	Ps.	(24,799,052)	Ps.	7,936,914	Ps.	(16,862,138)
Current tax			Ps.	408,221
Deferred tax				7,528,693
			Ps.	7,936,914

	2019
			Tax (Charge)
	Before Tax		Credit		After Tax
Remeasurement of post-employment benefit obligations	Ps.	(247,092)	Ps.	74,128	Ps.	(172,964)
Remeasurement of post-employment benefit obligations of assets held for sale		(3,445)		1,033		(2,412)
Exchange differences on translating foreign operations		(98,422)		(101,323)		(199,745)
Derivative financial instruments cash flow hedges		(1,521,912)		456,574		(1,065,338)
Warrants exercisable for common stock of UHI		257,306		(77,192)		180,114
Open-Ended Fund		(351,202)		112,590		(238,612)
Other equity instruments		(794,624)		238,387		(556,237)
Other financial assets		111		(33)		78
Share of loss of associates and joint ventures		(236,159)		—		(236,159)
Other comprehensive loss	Ps.	(2,995,439)	Ps.	704,164	Ps.	(2,291,275)
Current tax			Ps.	(449,933)
Deferred tax				1,154,097
			Ps.	704,164

2014 Tax Reform
Income Taxes
Schedule of effects of income tax payable

	2021		2020
Tax losses of subsidiaries, net	Ps.	771,873	Ps.	1,759,301
Less: Current portion (a)		667,048		992,186
Non-current portion (b)	Ps.	104,825	Ps.	767,115

(a)	Accounted for as current income taxes payable in the consolidated statement of financial position as of December 31, 2021 and 2020.
(b)	Accounted for as non-current income taxes payable in the consolidated statement of financial position as of December 31, 2021 and 2020.